As filed with the Securities and Exchange Commission on May 30, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  March 31, 2013

Item 1. Schedule of Investments.

DSM Large Cap Growth Fund

SCHEDULE OF INVESTMENTS at March 31, 2013 (Unaudited)

Shares		Value
COMMON STOCKS: 98.7%
Aerospace & Defense: 3.9%
14,900	Precision Castparts Corp.	$2,825,338
Beverages: 2.5%
33,150	SABMiller PLC - ADR	1,753,304
Biotechnology: 9.1%
15,950	Alexion Pharmaceuticals, Inc. *	1,469,633
43,200	Celgene Corp. *	5,007,312
		6,476,945
Chemicals: 7.8%
32,700	Ecolab, Inc.	2,621,886
27,800	Monsanto Co.	2,936,514
		5,558,400
Computers & Peripherals: 6.5%
10,560	Apple, Inc.	4,674,173
Energy Equipment & Services: 2.3%
22,200	Schlumberger Ltd.	1,662,558
Health Care Equipment & Supplies: 3.8%
5,487	Intuitive Surgical, Inc. *	2,695,160
Hotels, Restaurants & Leisure: 11.5%
51,100	Las Vegas Sands Corp.	2,879,484
47,025	Starbucks Corp.	2,678,544
37,425	Yum Brands, Inc.	2,692,355
		8,250,383
Industrial Conglomerates: 3.7%
113,225	General Electric Co.	2,617,762
Internet Software & Services: 11.1%
60,325	eBay, Inc. *	3,270,821
3,150	Google, Inc. - Class A *	2,501,194
68,925	Tencent Holdings Ltd. - ADR	2,202,154
		7,974,169
IT Services: 7.8%
34,600	Cognizant Technology Solutions - Class A *	2,650,706
17,125	Visa, Inc. - Class A	2,908,510
		5,559,216
Media: 7.1%
31,700	Discovery Communications, Inc. *	2,496,058
44,300	Time Warner, Inc.	2,552,566
		5,048,624
Multiline Retail: 5.9%
62,325	Dollar General Corp. *	3,152,398
18,575	Family Dollar Stores, Inc.	1,096,854
		4,249,252
Oil, Gas & Consumable Fuels: 2.5%
46,300	Kinder Morgan, Inc.	1,790,884
Personal Products: 2.7%
29,925	Estee Lauder Cos., Inc.	1,916,097

Pharmaceuticals: 3.2%
20,475	Allergan, Inc.	$2,285,624
Road & Rail: 3.1%
15,675	Union Pacific Corp.	2,232,277
Software: 1.0%
8,525	SAP AG - ADR	686,604
Specialty Retail: 3.2%
49,450	TJX Cos., Inc.	2,311,788
TOTAL COMMON STOCKS
(Cost $60,173,342)		70,568,558
SHORT-TERM INVESTMENT: 0.8%
589,669	Invesco Short-Term Investment Trust Treasury Portfolio, 0.02% ^	589,669
TOTAL SHORT-TERM INVESTMENT
(Cost $589,669)		589,669
TOTAL INVESTMENTS IN SECURITIES: 99.5%
(Cost $60,763,011)		71,158,227
Other Assets in Excess of Liabilities: 0.5%		355,475
TOTAL NET ASSETS: 100.0%		$71,513,702

* Non-income producing security.
^ Annualized seven day yield as of March 31, 2013.
ADR - American Depositary Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at March 31, 2013 was as follows+:

Cost of investments	$60,884,741
Gross unrealized appreciation	11,062,628
Gross unrealized depreciation	(789,142)
Net unrealized appreciation	$10,273,486

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at March 31, 2013 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. Generally Accepted Accounting Principles establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2013.

	Level 1	Level 2	Level 3	Total

Common Stocks ^	$70,568,558	$-	$-	$70,568,558

Short-Term Investment	589,669	-	-	589,669
	$71,158,227	$-	$-	$71,158,227

^ See Schedule of Investments for industry breakouts.

DSM Global Growth Fund

SCHEDULE OF INVESTMENTS at March 31, 2013 (Unaudited)

Shares		Value
COMMON STOCKS: 100.6%
Aerospace & Defense: 5.6%
550	Precision Castparts Corp.	$104,291
3,870	Rolls Royce Holdings PLC *	66,447
		170,738
Automobiles: 1.4%
54,500	Astra International Tbk PT	44,307
Beverages: 2.8%
1,625	SABMiller PLC	85,530
Biotechnology: 8.6%
715	Alexion Pharmaceuticals, Inc. *	65,880
1,710	Celgene Corp. *	198,206
		264,086
Chemicals: 4.9%
725	Ecolab, Inc.	58,131
860	Monsanto Co.	90,841
		148,972
Commercial Banks: 2.2%
1,790	HDFC Bank Ltd - ADR	66,982
Computers & Peripherals: 5.3%
368	Apple, Inc.	162,888
Energy Equipment & Services: 1.9%
1,615	Eurasia Drilling Co.	57,333
Food Products: 2.5%
1,100	Danone SA	76,537
Health Care Equipment & Supplies: 6.0%
4,050	Elekta AB - Class B	61,497
158	Intuitive Surgical, Inc. *	77,608
375	Sonova Holding AG	44,994
		184,099
Hotels Restaurants & Leisure: 8.8%
11,600	Galaxy Entertainment Group Ltd. *	48,417
1,450	Las Vegas Sands Corp.	81,708
20,800	Wynn Macau Ltd.	55,198
1,150	Yum Brands, Inc.	82,731
		268,054
Industrial Conglomerates: 7.1%
9,000	Beijing Enterprises Holdings Ltd.	69,333
3,725	General Electric Co.	86,122
6,000	Hutchison Whampoa Ltd.	62,531
		217,986
Internet Software & Services: 12.2%
2,055	eBay, Inc. *	111,422
135	Google, Inc. - Class A *	107,194
595	MercadoLibre, Inc.	57,453
3,100	Tencent Holdings Ltd.	98,560
		374,629

IT Services: 5.5%
1,040	Cognizant Technology Solutions - Class A *	$79,674
515	Visa, Inc. - Class A	87,468
		167,142
Machinery: 2.0%
400	FANUC Corp.	61,146
Media: 5.8%
1,105	Discovery Communications, Inc. - Class A *	87,008
1,575	Time Warner, Inc.	90,752
		177,760
Multiline Retail: 2.9%
1,770	Dollar General Corp. *	89,527
Oil, Gas & Consumable Fuels: 2.1%
30,000	Kunlun Energy Co. Ltd.	63,767
Pharmaceuticals: 3.2%
1,515	UCB SA	96,712
Software: 2.8%
1,070	SAP AG - ADR	86,178
Specialty Retail: 2.6%
20,000	Belle International Holding Ltd.	33,237
33,400	Chow Tai Fook Jewellery Group Ltd.	45,608
		78,845
Textiles, Apparel & Luxury Goods: 4.4%
6,000	Prada SpA	61,062
130	Swatch Group AG	75,593
		136,655
TOTAL COMMON STOCKS
(Cost $2,761,048)		3,079,873
SHORT-TERM INVESTMENT: 1.1%
32,783	Invesco Short-Term Investment Trust Treasury Portfolio, 0.02% ^	32,783
TOTAL SHORT-TERM INVESTMENT
(Cost $32,783)		32,783
TOTAL INVESTMENTS IN SECURITIES: 101.7%
(Cost $2,793,831)		3,112,656
Liabilities in Excess of Other Assets: (1.7)%		(50,791)
TOTAL NET ASSETS: 100.0%		$3,061,865

* Non-income producing security.
^ Annualized seven day yield as of March 31, 2013.
ADR - American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at March 31, 2013 was as follows+:

Cost of investments	$2,782,170
Gross unrealized appreciation	$407,235
Gross unrealized depreciation	(76,749)
Net unrealized appreciation	$330,486

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at March 31, 2013 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. Generally Accepted Accounting Principles establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2013.

	Level 1	Level 2	Level 3	Total

Common Stocks ^	$3,079,873	$-	$-	$3,079,873

Short-Term Investment	32,783	-	-	32,783
	$3,112,656	$-	$-	$3,112,656

^ See Schedule of Investments for industry breakouts.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title               /s/ Elaine E. Richards
                   Elaine E. Richards, President

Date           5/29/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*          /s/ Elaine E. Richards
                  Elaine E. Richards, President

Date           5/29/2013

By (Signature and Title)*         /s/ Eric C. Vanandel
 Eric C. Vanandel, Treasurer

Date            5/30/2013

* Print the name and title of each signing officer under his or her signature.